ACCOUNTS PAYABLE, NON-CURRENT - Schedule of accounts payable, non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
Aircraft and engine maintenance	$ 348,578	$ 249,710
Fleet (JOL)	40,000	40,000
Airport and Overflight Taxes	11,337	19,866
Provision for vacations and bonuses	18,518	16,539
Other sundry liabilities	154	169
Total accounts payable, non-current	$ 418,587	$ 326,284